Related Paty Transactions (Transactions Between Emera and Associated Parties) (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Maritimes and Northeast Pipline [Member] | Natural gas transportation capacity [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	CAD 29	CAD 23